Accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued expenses and other liabilities
Interest payable	$ 270	$ 11
Loans from non-controlling interest shareholders	228
Wage payable	173	50
Advance from customers	123
Other payable to third parties	181	199
Tax payable	83
Accrued expenses	70
Loan from management	54
Commission payable	33
Others	7	13
Total	$ 1,222	$ 273
Loans borrowed from non-controlling interest shareholders, daily interest rate	0.03%